Long-term debt (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2022	Dec. 31, 2021
Long-term debt
Senior	SFr 140,572	SFr 141,402
Subordinated	14,567	24,103
Non-recourse liabilities from consolidated VIEs	2,096	1,391
Long-term debt	157,235	166,896
of which reported at fair value	58,721	68,722
Structured notes
Long-term debt
Long-term debt	38,925	43,126
Bank
Long-term debt
Senior	89,187	95,468
Subordinated	59,378	63,836
Non-recourse liabilities from consolidated VIEs	2,096	1,391
Long-term debt	150,661	160,695
of which reported at fair value	57,919	67,788
Bank | Structured notes
Long-term debt
Long-term debt	SFr 38,925	SFr 43,126